Other Income and Expenses - Summary of other income and expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income:
Gain on sale of long-lived assets	$ 232	$ 178	$ 324
Cancellation of contingencies	417	1,079	641
Tax credit recovery	1,154	0	0
Foreign exchange gain related to operating activities	0	339	105
Insurance recovery	1,744	2	0
Other	670	383	403
Other income	4,217	1,981	1,473
Other expenses:
Provisions for contingencies	593	1,306	1,146
Loss on the retirement of long-lived assets	482	186	177
Loss on sale of long-lived assets	95	84	74
Insurance expenses	400	2	2
Impairment on equity investments	0	143	0
Severance payments	244	202	224
Donations	39	345	302
Foreign exchange losses related to operating activities	893	0	0
Tax credit recovery payment to former shareholders	998	0	0
Other	1,192	985	531
Other expenses, by nature	$ 4,936	$ 3,253	$ 2,456